Other Intangible Assets - Estimated Future Amortization Expense for Amortizing intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Intangible Assets Disclosure [Abstract]
2014	$ 315
2015	307
2016	285
2017	239
2018	229
Thereafter	828
Intangible assets, net	$ 2,203	$ 2,344